UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® New York Municipal Income Fund Fidelity® New York Municipal Income Fund : FTFMX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Income Fund	$ 22	0.45%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,218,779,432
Number of Holdings	417
Portfolio Turnover	14%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	25.6
Special Tax	25.1
General Obligations	15.9
Health Care	8.6
Education	8.3
Housing	6.5
Others(Individually Less Than 5%)	7.5
97.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.2
A - 21.9
BBB - 12.8
BB - 0.8
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914424.101    71-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class Z : FIJAX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,218,779,432
Number of Holdings	417
Portfolio Turnover	14%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	25.6
Special Tax	25.1
General Obligations	15.9
Health Care	8.6
Education	8.3
Housing	6.5
Others(Individually Less Than 5%)	7.5
97.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.2
A - 21.9
BBB - 12.8
BB - 0.8
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914423.101    3232-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class M : FNYPX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 36	0.73%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,218,779,432
Number of Holdings	417
Portfolio Turnover	14%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	25.6
Special Tax	25.1
General Obligations	15.9
Health Care	8.6
Education	8.3
Housing	6.5
Others(Individually Less Than 5%)	7.5
97.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.2
A - 21.9
BBB - 12.8
BB - 0.8
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914421.101    1108-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class I : FEMIX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.54%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,218,779,432
Number of Holdings	417
Portfolio Turnover	14%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	25.6
Special Tax	25.1
General Obligations	15.9
Health Care	8.6
Education	8.3
Housing	6.5
Others(Individually Less Than 5%)	7.5
97.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.2
A - 21.9
BBB - 12.8
BB - 0.8
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914422.101    1109-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class C : FNYCX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.47%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,218,779,432
Number of Holdings	417
Portfolio Turnover	14%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	25.6
Special Tax	25.1
General Obligations	15.9
Health Care	8.6
Education	8.3
Housing	6.5
Others(Individually Less Than 5%)	7.5
97.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.2
A - 21.9
BBB - 12.8
BB - 0.8
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914420.101    1107-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class A : FNMAX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.77%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,218,779,432
Number of Holdings	417
Portfolio Turnover	14%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	25.6
Special Tax	25.1
General Obligations	15.9
Health Care	8.6
Education	8.3
Housing	6.5
Others(Individually Less Than 5%)	7.5
97.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.2
A - 21.9
BBB - 12.8
BB - 0.8
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914419.101    1105-TSRS-0925

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New York Municipal Income Fund

Semi-Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New York Municipal Income Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 97.5%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Water & Sewer - 0.2%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2041 (b)	1,055,000	1,092,136
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2042 (b)	1,000,000	1,026,143
		2,118,279
TOTAL GUAM		2,118,279
New Jersey,New York - 9.6%
Transportation - 9.6%
Port Auth NY & NJ 4% 7/15/2036 (c)	3,000,000	2,968,055
Port Auth NY & NJ 4% 7/15/2038 (c)	1,000,000	952,986
Port Auth NY & NJ 4% 7/15/2040 (c)	2,000,000	1,820,070
Port Auth NY & NJ 4% 7/15/2045 (c)	8,000,000	6,751,410
Port Auth NY & NJ 4% 7/15/2050 (c)	2,900,000	2,363,838
Port Auth NY & NJ 5% 7/15/2032 (c)	1,500,000	1,583,083
Port Auth NY & NJ 5.375% 3/1/2028	3,190,000	3,316,790
Port Auth NY & NJ Series 193, 5% 10/15/2028 (c)	2,015,000	2,021,712
Port Auth NY & NJ Series 202, 5% 10/15/2036 (c)	5,455,000	5,545,242
Port Auth NY & NJ Series 223, 5% 7/15/2056 (c)	8,850,000	8,776,190
Port Auth NY & NJ Series 224, 5% 7/15/2056	6,795,000	6,727,829
Port Auth NY & NJ Series 227, 2% 10/1/2031 (c)	6,295,000	5,398,281
Port Auth NY & NJ Series 227, 2% 10/1/2034 (c)	4,380,000	3,348,965
Port Auth NY & NJ Series 234, 5% 8/1/2038 (c)	1,750,000	1,788,097
Port Auth NY & NJ Series 234, 5% 8/1/2039 (c)	1,500,000	1,519,965
Port Auth NY & NJ Series 234, 5.25% 8/1/2040 (c)	2,000,000	2,085,211
Port Auth NY & NJ Series 238, 5% 7/15/2035 (c)	8,475,000	8,998,258
Port Auth NY & NJ Series 238, 5% 7/15/2036 (c)	8,070,000	8,478,786
Port Auth NY & NJ Series 238, 5% 7/15/2037 (c)	4,235,000	4,392,429
Port Auth NY & NJ Series 238, 5% 7/15/2038 (c)	3,035,000	3,130,141
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2047 (c)	11,280,000	9,309,952
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2030 (c)	1,130,000	1,201,194
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (c)	4,820,000	4,934,301
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2044 (c)	5,080,000	4,962,855
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2037 (c)	4,000,000	3,804,739
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2039 (c)	1,920,000	1,781,239
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2043 (c)	6,500,000	5,606,167
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2033 (c)	2,005,000	2,087,362
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2044	1,000,000	1,007,143
		116,662,290
TOTAL NEW JERSEY,NEW YORK		116,662,290
New York - 86.4%
Education - 8.3%
Build NYC Resource Corp (Nightingale Bamford School Proj.) Series 2025, 5% 7/1/2040	5,500,000	5,694,620
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2026	850,000	863,574
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2030	1,100,000	1,149,564
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2035	855,000	875,240
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2026	550,000	558,891
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2028	155,000	163,493
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2030	200,000	216,725
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2032	200,000	215,854
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	14,635,000	9,608,242
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2032	740,000	753,609
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2033	475,000	482,196
New York St Dorm Auth Revs (New York Univ, NY Proj.) 5.5% 7/1/2040 (Ambac Assurance Corp Insured)	3,000,000	3,357,887
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 5% 7/1/2032	1,500,000	1,548,406
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2041	2,500,000	2,501,265
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 4% 7/1/2049	2,500,000	2,096,219
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2035	1,425,000	1,486,375
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2036	1,495,000	1,550,514
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2037	785,000	809,991
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2038	500,000	512,686
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2039	865,000	882,556
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2040	915,000	930,016
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2041	830,000	839,716
New York St Dorm Auth Revs Non St Supported Debt (Brooklyn Law School NY Proj.) Series 2019 A, 5% 7/1/2033	5,800,000	5,995,951
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2046	1,025,000	989,480
New York St Dorm Auth Revs Non St Supported Debt (Iona College (Ny) Proj.) Series 2021 A, 5% 7/1/2051	3,040,000	2,864,588
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2038	3,440,000	3,560,056
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2021 A, 3% 7/1/2041	1,000,000	796,881
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2049	1,500,000	1,485,669
New York St Dorm Auth Revs Non St Supported Debt (Pace Univ, NY Proj.) Series 2024 A, 5.5% 5/1/2056	2,985,000	2,918,108
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	1,265,000	1,291,891
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 4% 7/1/2048	4,000,000	3,276,180
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2046	4,625,000	3,974,566
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2035	1,095,000	1,011,842
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	5,625,000	4,620,659
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	6,500,000	6,691,542
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2033	800,000	810,622
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2034	650,000	657,665
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2035	500,000	505,226
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2038	3,110,000	3,357,098
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2039	1,800,000	1,924,201
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2040	1,000,000	1,059,104
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2038	850,000	917,535
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2039	1,125,000	1,202,625
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2043	350,000	360,655
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2044	1,000,000	1,023,702
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2045	525,000	534,556
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5.25% 7/1/2050	1,500,000	1,538,031
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2036	425,000	403,689
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2037	275,000	256,721
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2038	510,000	466,815
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2039	650,000	585,028
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2040	600,000	529,697
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2027	815,000	837,944
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2028	855,000	891,909
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2031	340,000	358,310
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2032	265,000	277,051
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2033	300,000	310,991
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2034	300,000	309,328
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2035	400,000	410,157
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2035	1,110,000	1,182,549
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 4% 7/1/2050	1,500,000	1,265,194
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) 5% 8/1/2032	1,000,000	1,006,624
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2036	1,500,000	1,557,130
		101,115,209
Electric Utilities - 1.8%
Long Island Pwr Auth NY Elec 5% 9/1/2034	1,700,000	1,827,172
Long Island Pwr Auth NY Elec 5% 9/1/2035	1,200,000	1,281,283
Long Island Pwr Auth NY Elec 5% 9/1/2037	500,000	527,259
Long Island Pwr Auth NY Elec 5% 9/1/2038	1,450,000	1,518,571
Long Island Pwr Auth NY Elec 5% 9/1/2039	1,750,000	1,857,954
Long Island Pwr Auth NY Elec 5% 9/1/2040	1,915,000	2,017,217
Long Island Pwr Auth NY Elec 5% 9/1/2041	2,100,000	2,192,063
Long Island Pwr Auth NY Elec 5% 9/1/2042	2,375,000	2,454,421
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2038	1,275,000	1,354,377
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2039	1,375,000	1,449,112
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2040	1,500,000	1,569,684
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2041	1,375,000	1,427,204
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2042	2,000,000	2,057,399
		21,533,716
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2037 (Pre-refunded to 2/15/2027 at 100)	5,000	5,189
General Obligations - 15.3%
Alden NY Cent Sch Dist Series 2021, 2% 6/15/2036	465,000	352,321
Brighton Central School District 2.125% 6/15/2032	1,000,000	881,651
Bronxville Union Free School District Series 2019, 2% 9/15/2032	1,000,000	867,296
City of New York NY Gen. Oblig. 3% 3/1/2051 (Build America Mutual Assurance Co Insured)	5,825,000	3,973,255
City of New York NY Gen. Oblig. 4% 8/1/2034	3,250,000	3,291,030
City of New York NY Gen. Oblig. 5% 3/1/2043	1,500,000	1,518,622
City of New York NY Gen. Oblig. 5% 4/1/2030	4,490,000	4,951,728
City of New York NY Gen. Oblig. 5% 8/1/2030	11,250,000	12,461,936
City of New York NY Gen. Oblig. 5% 8/1/2047	18,895,000	18,775,576
City of New York NY Gen. Oblig. 5.5% 4/1/2046	1,790,000	1,879,910
City of New York NY Gen. Oblig. Series 2018 F 1, 3.375% 4/1/2038	1,055,000	951,846
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2045	8,485,000	8,516,544
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2041	4,305,000	4,370,720
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2044	9,810,000	9,872,810
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2037	1,000,000	1,067,442
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2044	1,475,000	1,314,937
City of New York NY Gen. Oblig. Series FISCAL 2021F SUB F 1, 3% 3/1/2035	3,350,000	3,104,544
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2038	5,000,000	5,327,774
County of Onondaga NY Gen. Oblig. Series 2018, 3.375% 4/15/2036	1,020,000	966,140
County of Onondaga NY Gen. Oblig. Series 2020, 2% 10/15/2034	1,295,000	1,049,670
Enlarged City School District of the City of Troy 2% 6/1/2036 (Build America Mutual Assurance Co Insured)	1,240,000	936,362
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2034	1,190,000	968,243
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2035	1,215,000	951,165
Farmingdale NY Ufsd 2% 9/15/2036	330,000	251,147
Islip NY Gen. Oblig. 2% 5/1/2033	345,000	292,623
Islip NY Gen. Oblig. 2% 5/1/2037	1,575,000	1,173,434
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	425,000	336,448
Mahopac NY Cent Scd 1.7% 6/1/2035	635,000	474,354
Massapequa NY Un Free Sch Dist 2% 10/1/2032	1,745,000	1,511,454
Massapequa NY Un Free Sch Dist 2% 10/1/2033	1,775,000	1,495,113
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2044	825,000	475,311
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2045	840,000	473,150
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2046	860,000	473,802
New Rochelle NY City Sch Dist 2% 6/15/2033	2,625,000	2,217,778
New Rochelle NY Gen. Oblig. 2% 2/15/2034	590,000	488,609
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (d)	12,000,000	12,506,677
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	5,610,000	5,610,237
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2036	8,095,000	8,493,621
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2043	1,715,000	1,738,475
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2022 SUB S 1A, 3% 7/15/2039	1,690,000	1,393,724
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	6,120,000	6,603,956
North Hempstead NY Gen. Oblig. 2.9% 9/15/2033	850,000	784,301
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 4.5% 8/15/2044	575,000	557,115
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2041	3,075,000	3,210,371
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2042	1,600,000	1,658,034
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2043	1,550,000	1,594,695
Orange County NY Gen. Oblig. Series 2016 A, 2.25% 3/15/2033	250,000	218,844
Orange County NY Gen. Oblig. Series 2021 A, 2% 6/15/2029	250,000	235,913
Oyster Bay NY Gen. Oblig. Series 2021 A, 2% 3/1/2033 (Assured Guaranty Inc Insured)	225,000	191,878
Pearl River Union Free School District 2% 6/1/2036	650,000	499,220
Pelham NY Un Free Sch Dist 2% 11/1/2031	2,180,000	1,932,523
Pelham NY Un Free Sch Dist 2% 11/1/2032	1,445,000	1,244,868
Pelham NY Un Free Sch Dist 2% 11/1/2033	530,000	442,522
Pelham NY Un Free Sch Dist 2% 11/1/2034	2,015,000	1,630,881
Pelham NY Un Free Sch Dist 2% 11/1/2035	2,225,000	1,744,413
Port Chester-Rye NY 2% 6/1/2036	1,925,000	1,472,274
Rye Neck NY Un Free Sch Dist Series 2020, 2.25% 6/15/2042	450,000	289,891
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2045	380,000	239,127
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2046	225,000	138,854
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2047	505,000	305,905
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2048	415,000	247,850
Saratoga Cnty NY Gen. Oblig. Series 2016, 3.125% 7/15/2036	1,510,000	1,364,132
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2036	965,000	750,088
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2037	720,000	540,266
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2033	7,555,000	6,407,697
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2034	7,105,000	5,816,173
Suffolk Cnty NY Gen. Oblig. Series 2022 C, 4% 9/1/2036	2,000,000	2,043,952
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2033	3,385,000	2,775,400
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2034	3,810,000	2,987,460
Village of Dobbs Ferry NY Gen. Oblig. 2.65% 10/15/2033	325,000	291,693
Wellsville NY Cent Sch Dist Series 2021, 2% 6/15/2036	115,000	88,090
West Islip NY Un Free Sch Dist Series 2020, 2% 6/15/2032	2,880,000	2,509,123
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2032	3,990,000	3,504,883
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2033	570,000	485,226
Yonkers NY 2% 2/15/2041 (Assured Guaranty Inc Insured)	1,000,000	620,684
Yonkers NY Gen. Oblig. Series 2019A, 4% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,500,000	1,530,114
Yonkers NY Gen. Oblig. Series 2019A, 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,075,561
Yonkers NY Series 2021 B, 4% 2/15/2037	1,200,000	1,208,533
		186,999,989
Health Care - 8.6%
Brookhaven NY Loc Dev Corp Rev (Active Retirement Cmty, Inc Proj.) 4% 11/1/2045	1,000,000	844,957
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2026	450,000	449,973
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2027	600,000	599,983
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2028	360,000	359,972
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2029	300,000	299,452
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2030	575,000	572,729
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) 5% 7/1/2046	9,025,000	8,493,968
Monroe Cnty NY Indl Dev Corp (Highland Hospital Proj.) Series 2020, 3% 7/1/2050	4,265,000	2,902,154
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2031	1,595,000	1,616,251
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2034	760,000	764,494
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2035	700,000	702,887
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2036	700,000	701,640
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 4% 12/1/2046	2,500,000	2,094,423
Nassau Cnty NY Local Economic Assist Corp Rev (Catholic Hlth Svs of Li Grp Proj.) Series 2014B, 5% 7/1/2027	1,000,000	1,001,064
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2028 (e)	4,000,000	4,035,148
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2032 (e)	4,000,000	4,000,744
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2040	1,000,000	831,569
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2045	3,750,000	2,992,766
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2026	545,000	545,355
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2027	390,000	390,747
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2028	465,000	465,720
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2029	750,000	749,947
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2030	1,475,000	1,470,885
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2032	1,540,000	1,520,402
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2034	1,300,000	1,268,875
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2035	600,000	581,714
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2036	500,000	481,646
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2041	1,345,000	1,264,706
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 2% 7/1/2033	7,600,000	6,541,299
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 5% 8/1/2035	3,800,000	3,833,319
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2050	7,120,000	5,598,823
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2024, 5.5% 11/1/2044	1,200,000	1,233,969
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2024, 5.5% 11/1/2047	1,025,000	1,041,911
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2035	1,000,000	1,127,614
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2036	575,000	645,593
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	5,000,000	3,364,775
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	5,805,000	4,785,756
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	7,000,000	6,930,704
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (e)	1,200,000	1,200,316
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	3,000,000	2,720,234
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2037 (Assured Guaranty Inc Insured)	1,000,000	967,014
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2038 (Assured Guaranty Inc Insured)	1,000,000	954,499
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Inc Insured)	11,305,000	9,578,205
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	755,000	806,121
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Inc Insured)	545,000	578,534
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.125% 8/1/2044	1,000,000	807,385
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.375% 8/1/2054	1,250,000	986,016
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	3,500,000	2,677,800
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2035	3,500,000	3,748,055
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2038	2,000,000	2,088,809
		104,220,922
Housing - 6.5%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2017 G 1, 3.45% 11/1/2037	1,955,000	1,766,421
New York City Housing Development Corp Series 2022 A, 2.5% 11/1/2042 (d)	1,500,000	1,197,658
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3% 11/1/2032	1,610,000	1,538,297
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3.3% 11/1/2037	1,800,000	1,594,056
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 I, 3.25% 11/1/2052	5,000,000	3,670,737
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021 D 1, 2.4% 11/1/2041	2,740,000	1,932,959
New York St Hsg Fin Agy Series 2019 I, 3.15% 11/1/2044	1,500,000	1,189,848
New York St Hsg Fin Agy Series 2025 C 2, 3.3% tender 5/1/2065 (b)(d)	3,000,000	3,005,614
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 G 1 B, 3.05% 5/1/2050	4,270,000	2,917,762
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3% 11/1/2044	8,030,000	6,036,677
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	10,520,000	7,245,040
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 A 1 C, 2.8% 11/1/2045	1,000,000	697,778
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.25% 11/1/2041	2,700,000	1,863,367
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.4% 11/1/2046	2,535,000	1,592,272
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.1% 11/1/2036	2,000,000	1,530,813
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	10,000,000	6,901,358
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,000,000	628,115
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.45% 11/1/2041	6,200,000	4,449,722
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.65% 11/1/2046	7,135,000	4,726,180
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.7% 11/1/2051	8,285,000	5,199,327
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2021 G 1, 1.5% 11/1/2041	920,000	628,707
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) 3.5% 10/1/2050 (c)	5,835,000	5,813,317
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	2,740,000	2,733,052
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 223, 3.5% 4/1/2049	705,000	705,382
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.5% 10/1/2047	12,730,000	8,004,558
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2028 (c)	1,680,000	1,762,631
		79,331,648
Industrial Development - 2.6%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	11,440,000	12,793,953
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	3,000,000	2,979,449
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	9,000,000	8,938,149
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	8,000,000	7,393,706
		32,105,257
Lease Revenue - 0.1%
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.5% 7/1/2040 (e)	1,100,000	1,070,472
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.75% 7/1/2043 (e)	1,100,000	1,045,632
		2,116,104
Other - 0.9%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	7,500,000	7,606,840
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 5% 7/1/2050	3,000,000	3,000,689
		10,607,529
Special Tax - 25.1%
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2033	525,000	543,229
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2034	850,000	877,209
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 3.5% 2/15/2038	515,000	474,381
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2032	8,450,000	9,503,891
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,000,000	5,357,220
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2041	2,000,000	2,097,461
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 11/1/2051	10,500,000	11,035,980
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	5,000,000	5,240,088
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured)	3,070,000	2,676,955
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured)	9,945,000	7,127,249
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049	5,700,000	3,846,131
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049 (Assured Guaranty Inc Insured)	1,500,000	1,029,556
New York NY City Transitional Fin Auth Rev 4% 11/1/2038	1,500,000	1,416,904
New York NY City Transitional Fin Auth Rev 4% 8/1/2038	1,340,000	1,271,091
New York NY City Transitional Fin Auth Rev Series 2016 F 3, 3% 2/1/2038	295,000	252,123
New York NY City Transitional Fin Auth Rev Series 2016, 3.25% 8/1/2035	325,000	309,488
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2034	3,000,000	3,096,749
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2037	4,690,000	4,831,152
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 3.5% 2/1/2038	655,000	597,006
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 3% 5/1/2046	4,200,000	2,988,048
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2047	1,000,000	861,565
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2040	5,115,000	5,340,603
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2041	8,000,000	8,302,085
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2048 (Pre-refunded to 9/15/2028 at 100)	5,000	5,408
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2042	9,940,000	10,060,555
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2043	9,940,000	10,023,842
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2035	18,870,000	19,531,062
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2043	6,185,000	6,237,169
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2044	5,000,000	5,035,068
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2048	12,695,000	12,710,118
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	6,235,000	6,903,795
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2037	11,970,000	13,256,225
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	10,285,000	7,057,641
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019A, 5% 3/15/2046	7,500,000	7,506,257
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2038	1,590,000	1,368,489
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2039	5,000,000	4,217,756
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2049	6,500,000	6,488,559
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2037	3,700,000	3,662,380
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	735,000	701,484
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	1,000,000	954,400
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	5,000,000	5,150,657
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2037	2,625,000	2,816,067
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	1,645,000	1,749,475
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2039	2,100,000	2,212,960
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2042	10,250,000	10,594,934
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2043	10,830,000	10,880,258
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	3,165,000	2,697,099
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,175,000	2,201,956
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	8,000,000	8,360,946
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2050	8,945,000	6,177,657
NY Convention Ctr Dev Corp Rev 0% 11/15/2038 (f)	1,275,000	682,555
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2030	2,000,000	2,009,315
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2033	9,115,000	9,145,318
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2034	3,000,000	3,008,724
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	9,990,000	9,990,800
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2030 (f)	3,400,000	2,845,047
NY Payroll Mobility Tax Series 2022D 1A, 5% 11/15/2038	10,000,000	10,582,293
NY Payroll Mobility Tax Series 2023 C, 5.25% 11/15/2039	6,000,000	6,489,695
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2036	800,000	876,845
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2038	1,125,000	1,205,844
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2039	1,545,000	1,641,209
Triborough Brdg & Tunl NY Rett Series 2025 A, 5.5% 12/1/2059	10,000,000	10,373,376
		306,489,402
Tobacco Bonds - 0.7%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement 4% 6/1/2050	3,000,000	2,455,755
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	4,425,000	3,867,213
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2030	2,525,000	2,562,356
		8,885,324
Transportation - 15.5%
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2041 (c)	340,000	351,812
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2042 (c)	1,135,000	1,163,404
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2043 (c)	1,230,000	1,252,195
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2044 (c)	1,200,000	1,214,782
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2045 (c)	1,500,000	1,511,668
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2031	665,000	680,135
Metropolitan Transn Auth NY Rv Series 2016 D, 5.25% 11/15/2031	500,000	513,073
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2034	1,490,000	1,514,407
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	8,375,000	8,495,419
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (f)	15,820,000	13,791,622
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2032 (f)	18,000,000	13,745,922
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	5,000,000	5,288,726
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2032	925,000	968,646
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	620,000	653,240
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	1,015,000	1,073,611
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5% 11/15/2050	1,310,000	1,267,147
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2031	1,175,000	1,201,743
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2032	730,000	744,888
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2035	600,000	600,426
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.1% 11/15/2032	950,000	808,767
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	5,500,000	3,680,356
New York Liberty Dev Corp (Port Auth NY & NJ Proj.) Series 2021, 2.25% 2/15/2041	3,000,000	2,080,571
New York St Brdg Auth Rev Series 2021 A, 4% 1/1/2051	1,085,000	912,959
New York St Twy Auth Gen Rev 5% 1/1/2041	9,320,000	9,329,547
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053	5,405,000	3,508,453
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053 (Assured Guaranty Inc Insured)	2,000,000	1,345,232
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	5,000,000	4,395,362
New York St Twy Auth Gen Rev Series N, 3% 1/1/2050	5,000,000	3,373,868
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (c)	5,000,000	5,074,645
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	5,000,000	5,414,609
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2038 (c)	1,200,000	1,077,352
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2041 (c)	2,490,000	2,139,080
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2031 (c)	1,200,000	1,269,862
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (c)	1,950,000	2,030,203
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2035 (c)	1,540,000	1,581,526
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	1,300,000	1,400,426
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	500,000	543,408
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	8,465,000	8,766,188
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	7,500,000	7,687,076
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (c)	5,000,000	4,764,357
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (c)	8,000,000	7,716,994
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Inc Insured) (c)(g)	9,000,000	5,423,142
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	6,580,000	6,427,738
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2030 (c)	750,000	782,813
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2032 (c)	900,000	930,456
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2033 (c)	1,000,000	1,028,970
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2034 (c)	1,765,000	1,807,854
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2036 (c)	1,150,000	1,159,797
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2029 (c)	615,000	646,392
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2038 (c)	750,000	754,100
Syracuse Regional Airport Authority 4% 7/1/2035 (c)	500,000	487,295
Syracuse Regional Airport Authority 4% 7/1/2036 (c)	500,000	480,814
Syracuse Regional Airport Authority 5% 7/1/2028 (c)	1,640,000	1,705,352
Syracuse Regional Airport Authority 5% 7/1/2029 (c)	1,500,000	1,575,733
Syracuse Regional Airport Authority 5% 7/1/2030 (c)	1,500,000	1,585,373
Syracuse Regional Airport Authority 5% 7/1/2031 (c)	2,060,000	2,176,807
Syracuse Regional Airport Authority 5% 7/1/2032 (c)	1,145,000	1,201,078
Syracuse Regional Airport Authority 5% 7/1/2033 (c)	755,000	784,110
Syracuse Regional Airport Authority 5% 7/1/2034 (c)	815,000	838,964
Triborough Brdg & Tunl NY Revs 4% 11/15/2037	3,000,000	2,948,770
Triborough Brdg & Tunl NY Revs Series 2019 C, 3% 11/15/2046	5,000,000	3,666,113
Triborough Brdg & Tunl NY Revs Series 2022A, 4% 11/15/2052	3,000,000	2,537,573
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,000,000	2,090,131
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	2,000,000	2,069,444
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	10,000,000	10,283,399
		188,325,925
Water & Sewer - 1.0%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 B, 5% 6/15/2043	1,000,000	1,008,452
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021SUB BB 1, 3% 6/15/2050	4,395,000	2,998,857
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	6,265,000	6,446,619
Onondaga Cnty NY Wtr Auth Wtr Rev Series 2022A, 2.5% 9/15/2051	1,855,000	1,080,259
Western Nassau Cnty NY Wtr Auth Wtr Sys Rev Series 2015A, 5% 4/1/2030	350,000	350,634
		11,884,821
TOTAL NEW YORK		1,053,621,035
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	3,719,591	2,577,624
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	455,000	468,966
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,350,000	1,429,205
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	3,120,000	3,387,103
		7,862,898
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	2,375,000	2,436,792
TOTAL PUERTO RICO		10,299,690
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2030	1,000,000	1,086,005
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	695,000	759,203
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	500,000	547,563
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2036	2,290,000	2,464,580
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	385,000	402,550
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	745,000	770,471
		6,030,372
TOTAL VIRGIN ISLANDS		6,030,372
TOTAL MUNICIPAL SECURITIES (Cost $1,256,923,713)		1,188,731,666

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $24,141,893)	2.91	24,137,066	24,141,893

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,281,065,606)	1,212,873,559
NET OTHER ASSETS (LIABILITIES) - 0.5%	5,905,873
NET ASSETS - 100.0%	1,218,779,432

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,466,904 or 1.4% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	20,865,148	145,300,154	142,023,409	594,242	-	-	24,141,893	24,137,066	0.9%
Total	20,865,148	145,300,154	142,023,409	594,242	-	-	24,141,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	101,115,209	-	101,115,209	-
Electric Utilities	21,533,716	-	21,533,716	-
Escrowed/Pre-Refunded	5,189	-	5,189	-
General Obligations	194,862,887	-	194,862,887	-
Health Care	104,220,922	-	104,220,922	-
Housing	79,331,648	-	79,331,648	-
Industrial Development	32,105,257	-	32,105,257	-
Lease Revenue	2,116,104	-	2,116,104	-
Other	10,607,529	-	10,607,529	-
Special Tax	306,489,402	-	306,489,402	-
Tobacco Bonds	8,885,324	-	8,885,324	-
Transportation	311,018,587	-	311,018,587	-
Water & Sewer	16,439,892	-	16,439,892	-

Money Market Funds	24,141,893	24,141,893	-	-
Total Investments in Securities:	1,212,873,559	24,141,893	1,188,731,666	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,256,923,713)	$1,188,731,666
Fidelity Central Funds (cost $24,141,893)	24,141,893

Total Investment in Securities (cost $1,281,065,606)		$1,212,873,559
Cash		284,300
Receivable for fund shares sold		1,143,016
Interest receivable		12,357,495
Distributions receivable from Fidelity Central Funds		74,175
Prepaid expenses		156
Other receivables		19
Total assets		1,226,732,720
Liabilities
Payable for investments purchased
Regular delivery	$184,299
Delayed delivery	5,113,435
Payable for fund shares redeemed	838,410
Distributions payable	1,333,946
Accrued management fee	438,023
Distribution and service plan fees payable	9,058
Other payables and accrued expenses	36,117
Total liabilities		7,953,288
Net Assets		$1,218,779,432
Net Assets consist of:
Paid in capital		$1,323,051,918
Total accumulated earnings (loss)		(104,272,486)
Net Assets		$1,218,779,432

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($27,870,512 ÷ 2,337,364 shares)(a)		$11.92
Maximum offering price per share (100/96.00 of $11.92)		$12.42
Class M :
Net Asset Value and redemption price per share ($3,259,559 ÷ 273,133 shares)(a)		$11.93
Maximum offering price per share (100/96.00 of $11.93)		$12.43
Class C :
Net Asset Value and offering price per share ($3,064,486 ÷ 257,007 shares)(a)		$11.92
New York Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,106,106,197 ÷ 92,729,392 shares)		$11.93
Class I :
Net Asset Value, offering price and redemption price per share ($39,082,102 ÷ 3,280,213 shares)		$11.91
Class Z :
Net Asset Value, offering price and redemption price per share ($39,396,576 ÷ 3,306,821 shares)		$11.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$20,706,189
Income from Fidelity Central Funds		594,242
Total income		21,300,431
Expenses
Management fee	$2,605,815
Distribution and service plan fees	56,132
Custodian fees and expenses	6,600
Independent trustees' fees and expenses	1,433
Registration fees	80,765
Audit fees	29,433
Legal	5,927
Miscellaneous	2,586
Total expenses before reductions	2,788,691
Expense reductions	(43)
Total expenses after reductions		2,788,648
Net Investment income (loss)		18,511,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,198,149)
Total net realized gain (loss)		(1,198,149)
Change in net unrealized appreciation (depreciation) on investment securities		(37,641,222)
Net gain (loss)		(38,839,371)
Net increase (decrease) in net assets resulting from operations		$(20,327,588)
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,511,783	$36,441,048
Net realized gain (loss)	(1,198,149)	(1,399,205)
Change in net unrealized appreciation (depreciation)	(37,641,222)	(11,419,433)
Net increase (decrease) in net assets resulting from operations	(20,327,588)	23,622,410
Distributions to shareholders	(17,147,243)	(34,029,822)

Share transactions - net increase (decrease)	41,286,076	(9,375,586)
Total increase (decrease) in net assets	3,811,245	(19,782,998)

Net Assets
Beginning of period	1,214,968,187	1,234,751,185
End of period	$1,218,779,432	$1,214,968,187

Financial Highlights
Fidelity Advisor® New York Municipal Income Fund Class A

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.40	$12.28	$13.19	$13.75	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.168	.331	.303	.261	.248	.270
Net realized and unrealized gain (loss)	(.394)	(.125)	.108	(.894)	(.462)	.105
Total from investment operations	(.226)	.206	.411	(.633)	(.214)	.375
Distributions from net investment income	(.154)	(.305)	(.291)	(.260)	(.248)	(.270)
Distributions from net realized gain	-	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.154)	(.306)	(.291)	(.277)	(.346)	(.335)
Net asset value, end of period	$11.92	$12.30	$12.40	$12.28	$13.19	$13.75
Total Return C,D,E	(1.84) %	1.69%	3.45%	(4.75)%	(1.61)%	2.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.76%	.78%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.77 % H	.76%	.77%	.78%	.77%	.78%
Expenses net of all reductions, if any	.77% H	.76%	.77%	.78%	.77%	.78%
Net investment income (loss)	2.80% H	2.68%	2.51%	2.14%	1.81%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$27,871	$29,578	$31,611	$34,470	$41,356	$42,840
Portfolio turnover rate I	14 % H	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class M

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.31	$12.41	$12.29	$13.21	$13.76	$13.73
Income from Investment Operations
Net investment income (loss) A,B	.171	.336	.309	.268	.254	.275
Net realized and unrealized gain (loss)	(.394)	(.124)	.108	(.904)	(.452)	.095
Total from investment operations	(.223)	.212	.417	(.636)	(.198)	.370
Distributions from net investment income	(.157)	(.311)	(.297)	(.267)	(.254)	(.275)
Distributions from net realized gain	-	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.157)	(.312)	(.297)	(.284)	(.352)	(.340)
Net asset value, end of period	$11.93	$12.31	$12.41	$12.29	$13.21	$13.76
Total Return C,D,E	(1.82) %	1.73%	3.50%	(4.77)%	(1.50)%	2.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.72%	.73%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.73 % H	.71%	.73%	.72%	.73%	.75%
Expenses net of all reductions, if any	.73% H	.71%	.73%	.72%	.73%	.75%
Net investment income (loss)	2.84% H	2.72%	2.56%	2.20%	1.85%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,260	$4,069	$4,222	$4,305	$6,308	$6,595
Portfolio turnover rate I	14 % H	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class C

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.40	$12.28	$13.19	$13.75	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.126	.245	.219	.175	.148	.173
Net realized and unrealized gain (loss)	(.394)	(.125)	.108	(.893)	(.461)	.105
Total from investment operations	(.268)	.120	.327	(.718)	(.313)	.278
Distributions from net investment income	(.112)	(.219)	(.207)	(.175)	(.149)	(.173)
Distributions from net realized gain	-	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.112)	(.220)	(.207)	(.192)	(.247)	(.238)
Net asset value, end of period	$11.92	$12.30	$12.40	$12.28	$13.19	$13.75
Total Return C,D,E	(2.19) %	.98%	2.72%	(5.42)%	(2.33)%	2.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47% H	1.45%	1.48%	1.48%	1.50%	1.51%
Expenses net of fee waivers, if any	1.47 % H	1.45%	1.48%	1.48%	1.50%	1.51%
Expenses net of all reductions, if any	1.47% H	1.45%	1.48%	1.48%	1.50%	1.51%
Net investment income (loss)	2.10% H	1.98%	1.81%	1.44%	1.08%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,064	$3,285	$4,321	$6,319	$9,483	$13,160
Portfolio turnover rate I	14 % H	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® New York Municipal Income Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.31	$12.41	$12.29	$13.20	$13.75	$13.72
Income from Investment Operations
Net investment income (loss) A,B	.187	.369	.341	.300	.292	.314
Net realized and unrealized gain (loss)	(.394)	(.124)	.108	(.894)	(.452)	.095
Total from investment operations	(.207)	.245	.449	(.594)	(.160)	.409
Distributions from net investment income	(.173)	(.344)	(.329)	(.299)	(.292)	(.314)
Distributions from net realized gain	-	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.173)	(.345)	(.329)	(.316)	(.390)	(.379)
Net asset value, end of period	$11.93	$12.31	$12.41	$12.29	$13.20	$13.75
Total Return C,D	(1.69) %	2.00%	3.77%	(4.45)%	(1.22)%	3.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.47%	.47%	.46%	.46%
Expenses net of fee waivers, if any	.45 % G	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions, if any	.45% G	.45%	.46%	.46%	.45%	.46%
Net investment income (loss)	3.12% G	2.99%	2.83%	2.45%	2.13%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,106,106	$1,100,893	$1,126,404	$1,139,757	$1,575,526	$1,599,902
Portfolio turnover rate H	14 % G	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class I

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$12.39	$12.27	$13.18	$13.74	$13.70
Income from Investment Operations
Net investment income (loss) A,B	.182	.359	.331	.290	.281	.303
Net realized and unrealized gain (loss)	(.394)	(.124)	.108	(.894)	(.462)	.105
Total from investment operations	(.212)	.235	.439	(.604)	(.181)	.408
Distributions from net investment income	(.168)	(.334)	(.319)	(.289)	(.281)	(.303)
Distributions from net realized gain	-	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.168)	(.335)	(.319)	(.306)	(.379)	(.368)
Net asset value, end of period	$11.91	$12.29	$12.39	$12.27	$13.18	$13.74
Total Return C,D	(1.73) %	1.92%	3.69%	(4.53)%	(1.38)%	3.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54% G	.53%	.55%	.54%	.54%	.53%
Expenses net of fee waivers, if any	.54 % G	.53%	.54%	.54%	.53%	.53%
Expenses net of all reductions, if any	.54% G	.53%	.54%	.54%	.53%	.53%
Net investment income (loss)	3.04% G	2.91%	2.75%	2.38%	2.05%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$39,082	$42,008	$45,211	$39,893	$52,355	$54,935
Portfolio turnover rate H	14 % G	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class Z

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$12.39	$12.27	$13.18	$13.74	$13.70
Income from Investment Operations
Net investment income (loss) A,B	.188	.371	.344	.303	.295	.317
Net realized and unrealized gain (loss)	(.393)	(.123)	.109	(.894)	(.461)	.105
Total from investment operations	(.205)	.248	.453	(.591)	(.166)	.422
Distributions from net investment income	(.175)	(.347)	(.333)	(.302)	(.296)	(.317)
Distributions from net realized gain	-	(.001)	-	(.017)	(.098)	(.065)
Total distributions	(.175)	(.348)	(.333)	(.319)	(.394)	(.382)
Net asset value, end of period	$11.91	$12.29	$12.39	$12.27	$13.18	$13.74
Total Return C,D	(1.68) %	2.03%	3.81%	(4.43)%	(1.27)%	3.17%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42% G	.42%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.42 % G	.42%	.43%	.43%	.42%	.43%
Expenses net of all reductions, if any	.42% G	.42%	.43%	.43%	.42%	.43%
Net investment income (loss)	3.15% G	3.01%	2.86%	2.49%	2.16%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$39,397	$35,135	$22,982	$13,067	$19,898	$8,785
Portfolio turnover rate H	14 % G	13%	15%	17%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of New York.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,610,121
Gross unrealized depreciation	(69,574,762)
Net unrealized appreciation (depreciation)	$(62,964,641)
Tax cost	$1,275,838,200

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,660,319)
Long-term	(30,451,928)
Total capital loss carryforward	$(40,112,247)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New York Municipal Income Fund	130,497,612	82,992,659
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.49
Class M	.45
Class C	.44
New York Municipal Income	.43
Class I	.51
Class Z	.40

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.49
Class M	.45
Class C	.44
New York Municipal Income	.43
Class I	.51
Class Z	.40

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	35,701	1,352
Class M	- %	.25%	4,656	155
Class C	.75%	.25%	15,775	2,544
			56,132	4,051
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	257
Class M	152
Class CA	-B
409

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity New York Municipal Income Fund	579
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $43.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity New York Municipal Income Fund
Distributions to shareholders
Class A	$364,492	$756,570
Class M	48,203	102,764
Class C	29,225	68,758
New York Municipal Income	15,647,134	31,096,475
Class I	557,962	1,212,739
Class Z	500,227	792,516
Total	$17,147,243	$34,029,822
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity New York Municipal Income Fund
Class A
Shares sold	60,706	332,877	$731,257	$4,109,069
Reinvestment of distributions	26,383	53,774	318,309	663,368
Shares redeemed	(154,375)	(530,681)	(1,863,082)	(6,559,801)
Net increase (decrease)	(67,286)	(144,030)	$(813,516)	$(1,787,364)
Class M
Shares sold	5,599	28,509	$68,561	$350,075
Reinvestment of distributions	3,158	6,581	38,135	81,246
Shares redeemed	(66,171)	(44,618)	(795,707)	(549,571)
Net increase (decrease)	(57,414)	(9,528)	$(689,011)	$(118,250)
Class C
Shares sold	9,769	70,908	$117,483	$883,795
Reinvestment of distributions	2,410	5,504	29,067	67,878
Shares redeemed	(22,205)	(157,726)	(268,006)	(1,949,872)
Net increase (decrease)	(10,026)	(81,314)	$(121,456)	$(998,199)
New York Municipal Income
Shares sold	14,071,187	15,088,018	$169,047,060	$186,504,262
Reinvestment of distributions	737,475	1,526,945	8,905,593	18,847,232
Shares redeemed	(11,546,068)	(17,931,212)	(138,699,661)	(221,342,734)
Net increase (decrease)	3,262,594	(1,316,249)	$39,252,992	$(15,991,240)
Class I
Shares sold	641,164	674,890	$7,716,152	$8,325,990
Reinvestment of distributions	25,917	60,210	312,495	742,226
Shares redeemed	(804,738)	(965,237)	(9,676,880)	(11,887,210)
Net increase (decrease)	(137,657)	(230,137)	$(1,648,233)	$(2,818,994)
Class Z
Shares sold	991,988	1,304,761	$11,867,807	$16,065,098
Reinvestment of distributions	18,416	30,880	221,872	380,830
Shares redeemed	(562,399)	(331,355)	(6,784,379)	(4,107,467)
Net increase (decrease)	448,005	1,004,286	$5,305,300	$12,338,461
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.789717.123
NFY-SANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025